OPERATING LEASES - The Group as lessor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Group as lessor
lease term	20 years
Total non-cancellable operating lease receivables	$ 4,313	$ 3,563	$ 3,806
Contingent rental income recognized during the period	4,300	7,900
Within one year
The Group as lessor
Total non-cancellable operating lease receivables	195	196	182
In the second to fifth years inclusive
The Group as lessor
Total non-cancellable operating lease receivables	780	782	786
More than five years
The Group as lessor
Total non-cancellable operating lease receivables	$ 3,338	$ 2,585	$ 2,838